Note 19 - Trade and Other Receivables - Credit Risk for Trade Receivables by Geographic Region (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Trade receivables	$ 1,649	$ 3,866	$ 4,959
United States 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	0
United Kingdom 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	0
Australia 1 [Member]
Statement Line Items [Line Items]
Trade receivables	1,451	2,684	4,349
The Netherlands [Member]
Statement Line Items [Line Items]
Trade receivables	$ 198	$ 1,181	$ 610